Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 908	$ 1,020
Additions	168	154
Claims paid	(159)	(157)
Currency translation adjustment and other	34	(98)
Balance at end of period	$ 951	$ 919